COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended			43 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019
Number of premises operating leases		3
Term of leases of motor vehicles		3 years
Operating leases expense		$ 1,766	$ 1,444	$ 1,447
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 900	$ 71
Subsequent Event [Member]
Number of former employees filing lawsuits					4
Other Employees [Member]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 162